Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Taxes Payable (USD $)	Dec. 31, 2012	Dec. 31, 2011
Taxes Payable	$ 272,159	$ 198,984
Total income tax payable - noncurrent	4,608,592	4,016,266
Income Tax Payables [Member]
Taxes Payable	255,793	38,391
Other Taxes Payable [Member]
Taxes Payable	$ 16,366	$ 160,593